Stockholders' Deficit - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2014
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Common Stock, Voting Rights	one
Stock Repurchase Program, Number of Shares Authorized to be Repurchased	5,000,000		500,800
Stock Repurchase Program, Remaining Authorized Repurchase Amount	$ 2,277,789
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Preferred Stock, Shares Authorized	250,000
Preferred Stock, Shares Outstanding	0	0
Common Stock [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Threshold stock percentage for rights become exercisable and entitle to purchase additional shares	5.00%